Offerings	Aug. 04, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true	[1]
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	3,010,407
Proposed Maximum Offering Price per Unit | $ / shares	11.02	[1]
Maximum Aggregate Offering Price	$ 33,174,685.14	[1]
Amount of Registration Fee	$ 5,079.04
Offering Note	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on July 31, 2025, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true	[2]
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share, and Preferred Shares
Amount Registered | shares	89,593
Proposed Maximum Offering Price per Unit | $ / shares	11.30	[2]
Maximum Aggregate Offering Price	$ 1,012,400.90	[2]
Amount of Registration Fee	$ 155.00	[2]
Offering Note	The Registrant previously paid $155.00 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the initial filing of this Registration Statement on June 26, 2025. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on June 23, 2025, in accordance with Rule 457(c) under the Securities Act.

[1]	The Registrant is relying upon Rule 457(c) under the Securities Act of 1933 (“Securities Act”) to calculate the registration fee. The maximum aggregate offering price is estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on July 31, 2025, in accordance with Rule 457(c) under the Securities Act. The proposed maximum offering price per security will be determined from time to time by the Registrant in connection with the sale by the Registrant of the securities registered under this Registration Statement.
[2]	The Registrant previously paid $155.00 in filing fees in reliance on Rule 457(c) under the Securities Act in connection with the initial filing of this Registration Statement on June 26, 2025. The maximum aggregate offering price was estimated solely for purposes of determining the registration fee based on the average of the high and low sales prices of the shares of Common Shares, as reported by the New York Stock Exchange on June 23, 2025, in accordance with Rule 457(c) under the Securities Act.